INCOME TAX EXPENSE/(CREDIT) - Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Loss before taxation	¥ 89,841	¥ 193,062	¥ 9,445
Tax calculated at a tax rate of 25%	(22,460)	(48,266)	(2,361)
Tax effect on non-deductible expenses	0
Tax effect on different tax rates of group entities operating in other jurisdictions	5,163	1,607	842
Inventory provision (reversal) that are not tax deductible (taxable)	(24,809)	(575)	(14,192)
Bad debt allowance that are not tax deductible	30,417	37,567	17,165
Depreciation and amortization adjustments that are not tax deductible	(11,337)	(14,757)	(18,050)
Other	0		29
Lease charge under IFRS 16	(193)	282
Net operating losses not recognized to deferred tax assets	23,436	24,175	16,623
Tax per financial statements	¥ 217	¥ 33	¥ 56